Debt, Warrants (FY) (Details)	Sep. 30, 2019	Dec. 31, 2018 $ / shares shares
Expected Stock Price Volatility [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input	1.3621
Affiliates [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants issued (in shares) | shares		4
Exercise price of warrants (in dollars per share)		$ 30,912
Value of warrants (in dollars per share)		$ 22,764
Affiliates [Member] | Expected Dividend Yield [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input		0
Affiliates [Member] | Expected Stock Price Volatility [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input		0.8704
Affiliates [Member] | Risk-Free Interest Rate [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input		0.0220
Affiliates [Member] | Expected Warrant Option Life [Member]
Warrants and Rights Note Disclosure [Abstract]
Expected warrant option life		6 years 3 months
Silicon Valley Bank [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants issued (in shares) | shares		9
Exercise price of warrants (in dollars per share)		$ 43,848
Value of warrants (in dollars per share)		$ 32,424
Silicon Valley Bank [Member] | Expected Dividend Yield [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input		0
Silicon Valley Bank [Member] | Expected Stock Price Volatility [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input		0.8807
Silicon Valley Bank [Member] | Risk-Free Interest Rate [Member]
Warrants and Rights Note Disclosure [Abstract]
Warrants measurement input		0.0186
Silicon Valley Bank [Member] | Expected Warrant Option Life [Member]
Warrants and Rights Note Disclosure [Abstract]
Expected warrant option life		6 years 3 months